The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows: (Details)												12 Months Ended
	Oct. 01, 2021	Apr. 16, 2021	Mar. 25, 2021	Mar. 13, 2021	Jan. 21, 2021	Nov. 09, 2020	Nov. 05, 2020	Nov. 03, 2020	Aug. 04, 2020	Jul. 20, 2020	May 05, 2020	Dec. 31, 2021
Licences [member]
IfrsStatementLineItems [Line Items]
Valuation technique						With-and-without method
Licences [member] | Sociedade Universitaria Redentor S A [Member]
IfrsStatementLineItems [Line Items]
Valuation technique												With-and-without method The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.
Licences [member] | Centro Universitario Sao Lucas Ltda [Member]
IfrsStatementLineItems [Line Items]
Valuation technique											With-and-without method
Licences [member] | Faculdade De Ciencias Medicas Da Paraiba [Member]
IfrsStatementLineItems [Line Items]
Valuation technique						With-and-without method
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique						Multi-period excess earnings method		Multi-period excess earnings method		Multi-period excess earnings method
Customer-related intangible assets [member] | Sociedade Universitaria Redentor S A [Member]
IfrsStatementLineItems [Line Items]
Valuation technique												Multi-period excess earnings method
Customer-related intangible assets [member] | Centro Universitario Sao Lucas Ltda [Member]
IfrsStatementLineItems [Line Items]
Valuation technique											Multi-period excess earnings method
Customer-related intangible assets [member] | Faculdade de Ensino Superior da Amazonia Reunida ("FESAR") [member]
IfrsStatementLineItems [Line Items]
Valuation technique								Multi-period excess earnings method
Customer-related intangible assets [member] | Faculdade De Ciencias Medicas Da Paraiba [Member]
IfrsStatementLineItems [Line Items]
Valuation technique						Multi-period excess earnings method
Brand names [member]
IfrsStatementLineItems [Line Items]
Valuation technique										Relief from royalty
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique		Replacement cost	Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.	Replacement cost	Replacement cost					Replacement cost This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.
Sociedade Universitaria Granario S A [Member] | Licences [member]
IfrsStatementLineItems [Line Items]
Valuation technique									With-and-without method
Sociedade Universitaria Granario S A [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique									Multi-period excess earnings method
R X P R O [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique	Multi-period excess earnings method
R X P R O [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Valuation technique	Relief from royalty
R X P R O [Member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique	Replacement cost
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique										Multi-period excess earnings method
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Valuation technique										Relief from royalty
Institutode Pesquisae Ensino Medicodo Estadode Minas Gerais Ltda [Member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique										Replacement cost
Faculdade de Ensino Superior da Amazonia Reunida ("FESAR") [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Valuation technique								With-and-without method
MedPhone Tecnologia em Saude Ltda ("MedPhone") [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique							Multi-period excess earnings method
MedPhone Tecnologia em Saude Ltda ("MedPhone") [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Valuation technique							Relief from royalty
MedPhone Tecnologia em Saude Ltda ("MedPhone") [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
Valuation technique							Replacement cost